DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - subsidiary	Oct. 31, 2019	Jan. 31, 2019
Other Disclosures
Number of wholly owned subsidiaries	1	1